Deferred Revenues (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 1,877.8	$ 1,707.1
Security subscriptions
Deferred Revenue Arrangement [Line Items]
Deferred revenue	932.1	801.1
Software updates and maintenance
Deferred Revenue Arrangement [Line Items]
Deferred revenue	904.7	869.2
Other
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 41.0	$ 36.8